INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets, net
Intangible assets, gross	¥ 5,904			¥ 6,010
Less: Accumulated amortization	217			204
Less: Accumulated impairment loss	513			526
Total	5,174		$ 712	5,280
Amortization expense of intangible assets	20	¥ 23
Impairment loss recognized	¥ 0	¥ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Manachised and franchised hotels
Intangible assets, net
Intangible assets, gross	¥ 274			281
Purchased software
Intangible assets, net
Intangible assets, gross	135			135
Other intangible assets
Intangible assets, net
Intangible assets, gross	74			75
Brand names
Intangible assets, net
Intangible assets, gross	5,229			5,327
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192			¥ 192